Convertible Preferred Stock, Common Stock and Warrants (Details 2) (USD $)	12 Months Ended				9 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	May 31, 2013	Sep. 30, 2013 Option awards	Dec. 31, 2012 Option awards	Dec. 31, 2011 Option awards	Jul. 31, 2009 Officers Restricted common stock	Jul. 31, 2009 Officers Restricted common stock Time-Based Awards	May 31, 2009 Officers Restricted common stock Time-Based Awards	Dec. 31, 2012 Officers Restricted common stock Time-Based Awards	Sep. 30, 2013 Officers Restricted common stock Performance-Based Awards	Dec. 31, 2012 Officers Restricted common stock Performance-Based Awards	Jul. 31, 2009 Officers Restricted common stock Performance and Time-Based Awards
Common Stock
Shares sold								280,000	199,998	199,998				80,000
Share price (in dollars per share)				$ 14.00				$ 0.08
Gross proceeds from sale of shares	$ 43,000	$ 11,000						$ 21,000
Vesting period									4 years	4 years
Shares with performance-based criteria met, now subject only to time-based vesting											80,000
Shares subject to repurchase												25,834	40,833
Options for the purchase of shares of common stock exercised					982,465	981,994	432,078
Options unvested and subject to repurchase (in shares)					361,206	522,780	214,490
Early exercise liability	$ 188,000	$ 95,000	$ 132,000		$ 100,000	$ 200,000	$ 100,000